Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 8,715,636	$ 25,411,420
Trade accounts receivable, net	1,408,272	2,189,986
Other receivables	1,231,391	844,720
Inventories	1,464,940	1,758,930
Restricted cash	5,916,743	294,093
Prepaid expenses	175,506	348,231
Vessel held for sale	2,671,811
Total current assets	21,584,299	30,847,380
Fixed assets
Vessels, net	88,957,752	111,150,227
Advances for vessels under construction	32,701,867	15,687,490
Long-term assets
Restricted cash	4,550,000	7,700,000
Deferred charges, net	700,606	335,621
Other investments	7,396,738	6,183,800
Investment in joint venture	16,515,701	18,674,094
Total long-term assets	150,822,664	159,731,232
Total assets	172,406,963	190,578,612
Current liabilities
Long-term debt, current portion	14,810,000	19,512,000
Trade accounts payable	1,394,874	2,369,983
Accrued expenses	1,203,070	1,060,797
Liabilities from assets held for sale	1,122,208
Deferred revenues	462,124	803,649
Due to related company	322,703	1,145,808
Derivatives	50,402	297,992
Total current liabilities	19,365,381	25,190,229
Long-term liabilities
Long-term debt, net of current portion	25,711,040	34,745,000
Derivatives	202,700	779
Total long-term liabilities	25,913,740	34,745,779
Total liabilities	45,279,121	59,936,008
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 shares authorized, 32,140 and 33,779 issued and outstanding, respectively)	32,079,249	30,440,100
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 5,715,731 and 8,195,760 issued and outstanding)	245,873	171,472
Additional paid-in capital	278,833,156	268,374,336
Accumulated deficit	(184,030,436)	(168,343,304)
Total shareholders’ equity	95,048,593	100,202,504
Total liabilities and shareholders’ equity	$ 172,406,963	$ 190,578,612